Share Capital (Details Narrative) (10-K)		12 Months Ended
	Oct. 30, 2017 USD ($) Subscribers $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2016 $ / shares shares
Common stock par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized		75,000,000	75,000,000	75,000,000
Common stock shares issued		11,600,000	20,874,524	6,000,000
Common stock shares outstanding		11,600,000	20,874,524	6,000,000
Number of shares issued, value | $		$ 556,467
Private Placement Subscription Agreement [Member]
Number of subscribers | Subscribers	35
Number of shares issued	5,600,000
Shares issued price per share | $ / shares	$ 0.10
Number of shares issued, value | $	$ 560,000